Goodwill and other intangible assets	6 Months Ended
Jun. 30, 2024
Goodwill and other intangible assets
Goodwill and other intangible assets

14.Goodwill and other intangible assets

		Customer‑	Network‑
		related	related
		intangible	intangible
	Goodwill	assets	assets	Licenses	Software	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Cost
At January 1, 2023	885,639	1,031,366	175,290	30,588	29,244	2,152,127
Additions during the year	—	—	—	3,007	12,110	15,117
Additions through business combinations (note 26)(a)	—	2,224	766	—	—	2,990
Disposals	—	(16,219)	(1,758)	(117)	(14,928)	(33,022)
Effects of movement in exchange rates	(134,613)	(119,291)	(13,619)	(45)	(4,670)	(272,238)
Reclassified to assets held for sale	—	—	—	—	(271)	(271)
At December 31, 2023	751,026	898,080	160,679	33,433	21,485	1,864,703

At January 1, 2024	751,026	898,080	160,679	33,433	21,485	1,864,703
Additions during the period	—	—	—	—	3,833	3,833
Disposals	—	—	—	—	(5,403)	(5,403)
Effects of movement in exchange rates	(115,621)	(123,322)	(13,354)	(1,785)	(1,146)	(255,228)
At June 30, 2024	635,405	774,758	147,325	31,648	18,769	1,607,905

Accumulated amortization and impairment
At January 1, 2023	122,251	159,402	27,576	9,076	21,331	339,636
Charge for the year	—	34,044	7,217	6,288	2,834	50,383
Disposals	—	(16,219)	(1,758)	(117)	(13,328)	(31,422)
Effects of movement in exchange rates	9,477	(43,850)	(7,335)	351	(4,827)	(46,184)
Reclassified to assets held for sale	—	—	—	—	(38)	(38)
At December 31, 2023	131,728	133,377	25,700	15,598	5,972	312,375

At January 1, 2024	131,728	133,377	25,700	15,598	5,972	312,375
Charge for the period	—	14,426	3,084	1,982	2,238	21,730
Disposals	—	—	—	—	(5,402)	(5,402)
Impairment charge for the year	87,894	—	—	886	—	88,780
Effects of movement in exchange rates	(26,759)	(25,894)	(4,261)	(673)	824	(56,763)
At June 30, 2024	192,863	121,909	24,523	17,793	3,632	360,720

Net book value
At December 31, 2023	619,298	764,703	134,979	17,835	15,513	1,552,328
At June 30, 2024	442,542	652,849	122,802	13,855	15,137	1,247,185
(a)	Includes subsequent asset acquisitions on business combination transactions.

Network-related intangible assets represent future income from leasing excess tower capacity to new Tenants. Customer-related intangible assets represent customer contracts and relationships.

Assets classified as assets held for sale were remeasured at fair value less costs to sell with impairment losses, if any, recognized in cost of sales in the condensed consolidated statement of loss and other comprehensive (loss)/income. The sale of these assets has been concluded. Assets were not amortized while they were classified as held for sale.

We have recognized an impairment of $87.9 million in the IHS Latam tower businesses group of CGUs. This is mainly due to the restructuring of our customer Oi S.A. (“Oi”) in Brazil. On April 19, 2024, an Oi restructuring plan was presented to court in Brazil and was agreed upon by creditors including IHS, in relation to Oi’s ongoing judicial recovery proceedings. As a result of the agreed upon terms, the carrying amount of the IHS Latam tower businesses group of CGUs has been reduced to its recoverable amount, through the recognition of an impairment loss against goodwill. This loss is included in administrative expenses in the condensed consolidated statement of loss and other comprehensive (loss)/income.

Changes in key assumptions from December 31, 2023, are as follows:

●	Discount rate changed from 11.0% to 10.3%

For the Latam tower businesses group of CGUs these reasonably possible change scenarios would have individually resulted in the impairment charge increase as follows:

	1% increase	1% decrease	15% decrease
	in post tax	in terminal	in tenancy
	discount rate	growth rate	growth
	$'000	$'000	$'000

IHS Latam Tower businesses	165,663	103,808	110,944